Provisions, commitments, contingent liabilities and contingent assets	6 Months Ended
Jun. 30, 2022
Provisions, commitments, contingent liabilities and contingent assets [abstract]
Provisions, commitments, contingent liabilities and contingent assets
6 Provisions, commitments, contingent items and related parties
Asset retirement obligation
Equinor's estimated asset retirement obligations (ARO) have decreased by USD 4.432 billion to USD
12.985

billion at 30 June 2022
compared to year-end 2021, mainly due to increased discount rates and strengthening of USD versus other currencies. Main impact
on currency is in NOK within E&P Norway. Changes in ARO are reflected within Property, plant and equipment and Provisions and other liabilities in the Consolidated balance sheet.
Deviation notices and disputes with Norwegian tax authorities
In the fourth quarter of 2020, Equinor received a decision from the Norwegian tax authorities related to the capital structure of the
subsidiary Equinor Service Center Belgium N.V., concluding that the capital structure had to be based on the arm length’s principle, affecting the fiscal years 2012 to 2016. Equinor received a claim of USD 182 million that was paid in 2021. During the second quarter
of 2022, the tax authorities reversed its position and accepted Equinor’s initial position. As such, the tax payment will be reimbursed to
Equinor. As no amounts were previously expensed in the financial statements, the decision does not affect the Consolidated statement of income.
Equinor has an ongoing dispute regarding the level of Research & Development cost to be allocated to the offshore tax regime.
During the second quarter of 2022, the Oil Taxation Office informed

Equinor that it had decided to accept Equinor’s position regarding certain disputed items, resulting in a reduction in Equinor’s maximum exposure to approximately USD
149

million. Equinor has
provided for its best estimate in the matter.
During the normal course of its business, Equinor is involved in legal and other proceedings,

and several unresolved claims are
currently outstanding. The ultimate liability or asset in respect of such litigation and claims cannot be determined at this time. Equinor
has provided in its Condensed interim financial statements for probable liabilities related to litigation and claims based on the
company’s best judgement. Equinor does not expect that its financial position, results of operations or cash flows will be materially
affected by the resolution of these legal proceedings.
Related parties
The line item Prepayments and Financial Receivables includes USD 1.206 billion which represent a gross receivable from the
Norwegian state under the Marketing Instruction in relation to the state’s (SDFI) expected participation in the gas sales activities of a
foreign subsidiary of Equinor. At year-end 2021, the corresponding amount was USD 435 million. The increase is mainly related to
increased volumes as well as higher cost price on the gas storage.